SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table presents summary information by segment for the years ended December 31, 2016 and 2017, respectively.

	For the years ended December 31, 2016
	PRC	Europe	Total
	RMB	RMB	RMB

Net Revenues	10,928	-	10,928
Depreciation and Amortization	19,711	-	18,995
Operating (loss)	(366,562)	-	(366,562)
Interest income	23,859	-	23,859
Interest expense	-	-	-
Income tax expense	3,057	-	3,057
Segment net (loss)	(209,252)	-	(209,252)
Segment assets	2,076,892	-	2,076,892

	For the years ended December 31, 2017
	PRC	Europe	Total	Total
	RMB	RMB	RMB	US$

Net Revenues	81,953	49,370	131,323	20,184
Depreciation and Amortization	37,158	2,344	39,502	6,071
Operating (loss) income	(353,623)	2,755	(350,868)	(53,928)
Interest income	20,574	-	20,574	3,162
Interest expense	-	-	-	-
Income tax expense (benefit)	(12,522)	156	(12,366)	(1,901)
Segment net (loss) income	(319,101)	2,959	(316,142)	(48,590)
Segment assets	1,696,024	58,535	1,754,559	269,669